60670 4/00
Prospectus Supplement
dated April 10, 2000 to:
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PUTNAM BALANCED FUND
Prospectuses dated January 30, 2000 as revised March 30, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

Manager                  Since    Experience
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Kevin Cronin             2000     1997-present        Putnam Management
Managing Director                 prior to 1997       MFS Investment Management

David Santos             1999     1986 - present      Putnam Management
Senior Vice President

Manuel Weiss             1998     1987 - present      Putnam Management
Senior Vice President
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